Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 69,150	¥ 480,105	¥ 402,035	¥ 278,986
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expenses	57,182	397,014	328,217	225,680
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	541	3,759	5,670	3,397
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	6,590	45,746	29,753	19,433
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 4,837	¥ 33,586	¥ 38,395	¥ 30,476